Capital Management and Solvency - Aegon's Estimated Capital Position (Detail) - Aegons Insurance Group [member] - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Estimated Capital Position [Line Items]
Group Own Funds	€ 18,830	€ 19,431
Group SCR	€ 8,796	€ 9,226
Group Solvency II ratio	214.00%	211.00%